MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
Convertible debentures and accrued interest
Schedule of mineral property interests
	Acacia Property	Extra High Property	Total
Balance, December 31, 2018	$—	$1	$1
Acquisition costs	7,500	25,000	32,500
Balance, December 31, 2019	$7,500	$25,001	$32,501
Acquisition costs	7,500	—	7,500
Balance, December 31, 2020	$15,000	$25,001	$40,001